SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

5/31/2020

Security Description	Shares	Value
Common Stock (97.92%)

Basic Materials (1.42%)
Daqo New Energy Corp*	18,000	921,060

Communications (4.63%)
Alphabet Inc*	1,200	1,714,704
Arista Networks Inc*	3,500	817,110
Switch Inc	25,000	477,750
Total Communications		3,009,564

Consumer, Cyclical (5.86%)
Steelcase Inc	55,000	636,900
Tesla Inc*	3,800	3,173,000
Total Consumer, Cyclical		3,809,900

Consumer, Non-Cyclical (19.15%)
CRISPR Therapeutics AG*	32,000	2,066,560
Danone SA	60,000	820,800
Editas Medicine Inc*	35,000	947,450
Gilead Sciences Inc	6,500	505,895
Illumina Inc*	1,800	653,490
Intellia Therapeutics Inc*	68,300	1,195,933
Invitae Corp*	93,000	1,564,260
Moderna Inc*	66,000	4,059,000
Square Inc*	8,000	648,640
Total Consumer, Non-Cyclical		12,462,028

Energy (26.40%)
Canadian Solar Inc*	34,000	639,200
Enphase Energy Inc*	17,500	1,018,325
First Solar Inc*	47,200	2,200,464
JinkoSolar Holding Co Ltd*	100,000	1,581,000
SolarEdge Technologies Inc*	8,500	1,206,150
SunPower Corp*	167,000	1,205,740
TerraForm Power Inc	184,000	3,381,920
TPI Composites Inc*	82,000	1,701,500
Vestas Wind Systems A/S	125,000	4,245,000
Total Energy		17,179,299

Financial (6.67%)
Alexandria Real Estate Equities Inc	4,900	753,228
Digital Realty Trust Inc	5,000	717,800
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,856,640
Horizon Technology Finance Corp	93,000	1,012,770
Total Financial		4,340,438

Industrial (8.97%)
ABB Ltd	41,600	817,856
Advanced Energy Industries Inc*	14,400	962,352
Garmin Ltd	8,000	721,360
Ichor Holdings Ltd*	34,100	775,775
Itron Inc*	6,200	399,404
Trex Co Inc*	7,000	840,840
Universal Display Corp	9,000	1,319,400
Total Industrial		5,836,987

Technology (23.96%)
Analog Devices Inc	7,700	869,715
Applied Materials Inc	48,500	2,724,730
Cadence Design Systems Inc*	5,100	465,579
Fortinet Inc*	6,500	904,800
Infineon Technologies AG	50,000	1,059,500
International Business Machines Corp	21,600	2,697,840
Lam Research Corp	3,000	821,010
NVIDIA Corp	3,100	1,100,562
QUALCOMM Inc	13,500	1,091,880
Skyworks Solutions Inc	6,500	770,510
STMicroelectronics NV	46,500	1,155,525
Taiwan Semiconductor Manufacturing Co Ltd	25,000	1,258,250
Ultra Clean Holdings Inc*	32,500	673,725
Total Technology		15,593,626

Utilities (0.86%)
Consolidated Water Co Ltd	38,000	563,540

Total Common Stock (Cost $46,493,746)		63,716,442

Total Investments (Cost $46,493,746) (a) (97.92%)		63,716,442
Other Net Assets (2.08%)		1,350,152
Net Assets (100.00%)		65,066,594

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $46,522,743.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	19,782,435
Unrealized depreciation	(2,588,736)
Net unrealized appreciation	17,193,699

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.